3. Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Associate 1
Disclosure of associates [line items]
Associate name	Cnova N.V (“Cnova Holanda”) (**)	Cnova N.V (“Cnova Holanda”)
Equity interests in associate	34.00%	34.00%
Associate 2
Disclosure of associates [line items]
Associate name	Cdiscount Group S.A.S. (“CDiscount”) (**)	Cdiscount Group S.A.S. (“CDiscount”)
Equity interests in associate	34.00%	34.00%
Associate 3
Disclosure of associates [line items]
Associate name	Cnova Finança B.V. (“Cnova Finança”) (**)	Cnova Finança B.V. (“Cnova Finança”)
Equity interests in associate	34.00%	34.00%
Associate 4
Disclosure of associates [line items]
Associate name	Cdiscount Afrique SAS (“Cdiscount Afrique”) (**)	Cdiscount Afrique SAS (“Cdiscount Afrique”)
Equity interests in associate	34.00%	34.00%
Associate 5
Disclosure of associates [line items]
Associate name	Cdiscount International BV The Netherlands (“Cdiscount Internacional”) (**)	Cdiscount International BV The Netherlands (“Cdiscount Internacional”)
Equity interests in associate	34.00%	34.00%
Associate 6
Disclosure of associates [line items]
Associate name	Cnova France SAS (“Cnova France”) (**)	Cnova France SAS (“Cnova France”)
Equity interests in associate	34.00%	34.00%
Associate 7
Disclosure of associates [line items]
Associate name	Cdiscount S.A. (“Cdiscount”) (**)	Cdiscount S.A. (“Cdiscount”)
Equity interests in associate	34.00%	34.00%
Associate 8
Disclosure of associates [line items]
Associate name	3W SAS (“3W”) (**) (***)	3W SAS (“3W”)
Equity interests in associate	0.00%	34.00%
Associate 9
Disclosure of associates [line items]
Associate name	CD Africa SAS (“CD Africa”) (**) (***)	CD Africa SAS (“CD Africa”)
Equity interests in associate	0.00%	29.00%
Associate 10
Disclosure of associates [line items]
Associate name	Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”) (**)	Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)
Equity interests in associate	34.00%	29.00%
Associate 11
Disclosure of associates [line items]
Associate name	Cdiscount Sénégal SAS (“Cdiscount Sénégal”) (**)	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)
Equity interests in associate	34.00%	29.00%
Associate 12
Disclosure of associates [line items]
Associate name	Cdiscount Cameroun SAS (“Cdiscount Cameroun”) (**)	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)
Equity interests in associate	34.00%	29.00%
Associate 13
Disclosure of associates [line items]
Associate name	CLatam AS Uruguay (“CLatam”) (**)	CLatam AS Uruguay (“CLatam”)
Equity interests in associate	24.00%	24.00%
Associate 14
Disclosure of associates [line items]
Associate name	Cdiscount Panama S.A. (“Cdiscount Panama”) (**)	Cdiscount Panama S.A. (“Cdiscount Panama”)
Equity interests in associate	24.00%	24.00%
Associate 15
Disclosure of associates [line items]
Associate name	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”) (**)	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)
Equity interests in associate	24.00%	24.00%
Associate 16
Disclosure of associates [line items]
Associate name	Ecdiscoc Comercializadora S.A.(Cdiscount Ecuador) (“Ecdiscoc Comercializadora”) (**)	Ecdiscoc Comercializadora S.A.(Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)
Equity interests in associate	24.00%	24.00%
Associate 17
Disclosure of associates [line items]
Associate name	Cnova Pay (“Cnova Pay”)	Cnova Pay (“Cnova Pay”)
Equity interests in associate	34.00%	0.00%
Associate 18
Disclosure of associates [line items]
Associate name	BeezUP SAS (“BeezUp”)	BeezUP SAS (“BeezUp”)
Equity interests in associate	20.00%	0.00%
Associate 19
Disclosure of associates [line items]
Associate name	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)
Equity interests in associate	42.00%	42.00%
Associate 20
Disclosure of associates [line items]
Associate name	Banco Investcred Unibanco S.A. (“BINV”)	Banco Investcred Unibanco S.A. (“BINV”)
Equity interests in associate	22.00%	22.00%
Associate 21
Disclosure of associates [line items]
Associate name	FIC Promotora de Vendas Ltda. (“FIC Promotora”)	FIC Promotora de Vendas Ltda. (“FIC Promotora”)
Equity interests in associate	42.00%	42.00%
Subsidiary 1
Disclosure of subsidiaries [line items]
Subsidiary name	Novasoc Comercial Ltda. (“Novasoc”) (****)	Novasoc Comercial Ltda. (“Novasoc”)
Equity interests in subsidiary	100.00%	10.00%
Subsidiary 2
Disclosure of subsidiaries [line items]
Subsidiary name	Sendas Distribuidora S.A. (“Sendas”)	Sendas Distribuidora S.A. (“Sendas”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 3
Disclosure of subsidiaries [line items]
Subsidiary name	Bellamar Empreend. e Participações Ltda. (“Bellamar”)	Bellamar Empreend. e Participações Ltda. (“Bellamar”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 4
Disclosure of subsidiaries [line items]
Subsidiary name	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 5
Disclosure of subsidiaries [line items]
Subsidiary name	CBD Holland B.V. (“CBD Holland”)	CBD Holland B.V. (“CBD Holland”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 6
Disclosure of subsidiaries [line items]
Subsidiary name	GPA 2 Empreed. e Participações Ltda. (“GPA 2”)	GPA 2 Empreed. e Participações Ltda. (“GPA 2”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 7
Disclosure of subsidiaries [line items]
Subsidiary name	GPA Logística e Transporte Ltda. (“GPA Logística”)	GPA Logística e Transporte Ltda. (“GPA Logística”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 8
Disclosure of subsidiaries [line items]
Subsidiary name	Via Varejo S.A. (“Via Varejo”) (*)	Via Varejo S.A. (“Via Varejo”)
Equity interests in subsidiary	43.00%	43.00%
Subsidiary 9
Disclosure of subsidiaries [line items]
Subsidiary name	Via Varejo Luxembourg Holding S.à.r.l. (“VVLuxco”) (*)	Via Varejo Luxembourg Holding S.à.r.l. (“VVLuxco”)
Equity interests in subsidiary	43.00%	43.00%
Subsidiary 10
Disclosure of subsidiaries [line items]
Subsidiary name	Via Varejo Netherlands Holding B.V. (“VVDutchco”) (*)	Via Varejo Netherlands Holding B.V. (“VVDutchco”)
Equity interests in subsidiary	43.00%	43.00%
Subsidiary 11
Disclosure of subsidiaries [line items]
Subsidiary name	Indústria de Móveis Bartira Ltda. (“Bartira”) (*)	Indústria de Móveis Bartira Ltda. (“Bartira”)
Equity interests in subsidiary	43.00%	43.00%
Subsidiary 12
Disclosure of subsidiaries [line items]
Subsidiary name	VVLOG Logística Ltda. (PontoCred Negócio de Varejo Ltda.) (“VVLOG Logística”) (*)	VVLOG Logística Ltda. (PontoCred Negócio de Varejo Ltda.) (“VVLOG Logística”)
Equity interests in subsidiary	43.00%	43.00%
Subsidiary 13
Disclosure of subsidiaries [line items]
Subsidiary name	Globex Adm. e Serviços Ltda. (“Globex Adm”) (*)	Globex Adm. e Serviços Ltda. (“Globex Adm”)
Equity interests in subsidiary	43.00%	43.00%
Subsidiary 14
Disclosure of subsidiaries [line items]
Subsidiary name	Lake Niassa Empreend. e Participações Ltda. (“Lake Niassa”) (*)	Lake Niassa Empreend. e Participações Ltda. (“Lake Niassa”)
Equity interests in subsidiary	43.00%	43.00%
Subsidiary 15
Disclosure of subsidiaries [line items]
Subsidiary name	Globex Adm. Consórcio Ltda. (“Globex Adm. Consórcio”) (*)	Globex Adm. Consórcio Ltda. (“Globex Adm. Consórcio”)
Equity interests in subsidiary	43.00%	43.00%
Subsidiary 16
Disclosure of subsidiaries [line items]
Subsidiary name	Cnova Comércio Eletrônico S.A. (”Cnova Brasil”) (*)	Cnova Comércio Eletrônico S.A. (”Cnova Brasil”)
Equity interests in subsidiary	43.00%	43.00%
Subsidiary 17
Disclosure of subsidiaries [line items]
Subsidiary name	E-Hub Consult. Particip. e Com. S.A. (“E – Hub”) (*)	E-Hub Consult. Particip. e Com. S.A. (“E – Hub”)
Equity interests in subsidiary	43.00%	43.00%
Subsidiary 18
Disclosure of subsidiaries [line items]
Subsidiary name	Nova Experiência PontoCom S.A. (“Nova Experiência”) (*)	Nova Experiência PontoCom S.A. (“Nova Experiência”)
Equity interests in subsidiary	43.00%	43.00%
Subsidiary 19
Disclosure of subsidiaries [line items]
Subsidiary name	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco")	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco")
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 20
Disclosure of subsidiaries [line items]
Subsidiary name	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)
Equity interests in subsidiary	100.00%	100.00%